Other Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Compensation	$2,056	$2,257	$2,392
Pension, postretirement and postemployment benefit costs	241	322	364
Commissions	685	828	781
Volume-related costs	221	70	253
Affiliated interest costs on ceded and assumed reinsurance	807	1,009	1,033
Capitalization of DAC	(482)	(424)	(562)
Amortization of DAC and VOBA	742	695	261
Interest expense on debt	122	151	153
Premium taxes, licenses and fees	355	328	263
Professional services	1,133	1,013	989
Rent and related expenses, net of sublease income	87	128	143
Other (1)	291	(306)	(82)
Total other expenses	$6,258	$6,071	$5,988

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(1)	See Note 16 for information on the charge related to income tax for the year ended December 31, 2015.

Restructuring Charges
Information regarding restructuring charges was as follows:

	Years Ended December 31,
	2015			2014			2013
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$31	$6	$37	$39	$6	$45	$22	$—	$22
Restructuring charges	52	4	56	66	8	74	87	16	103
Cash payments	(66)	(6)	(72)	(74)	(8)	(82)	(70)	(10)	(80)
Balance at December 31,	$17	$4	$21	$31	$6	$37	$39	$6	$45
Total restructuring charges incurred since inception of initiative	$306	$46	$352	$254	$42	$296	$188	$34	$222